COMMITMENTS AND CONTINGENCIES - Narrative (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments	$ 6,437
Early termination penalties related to purchase commitments	3,555
Operating lease expense	11,301	12,579	13,778
Outstanding letters of credit	3,996
Environmental costs included in SG&A	393	203	(803)
Pasco Sanitary Landfill Superfund Site
Commitments and Contingencies Disclosure [Line Items]
Environmental liabilities	1,213
Period of time over which remediation costs are expected to be incurred	60 years
Valleycrest Landfill Site
Commitments and Contingencies Disclosure [Line Items]
Environmental liabilities	$ 2,640
Period of time over which remediation costs are expected to be incurred	30 years